Expected Non-cancellable Operating Lease Payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-conceallable operating lease	$ 67,932	$ 61,602
2019 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-conceallable operating lease	13,496	12,248
Between One and Five Years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-conceallable operating lease	36,639	27,445
Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-conceallable operating lease	$ 17,797	$ 21,909